GEOGRAPHICAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Revenues	$ 729,695	$ 519,029	$ 308,150
Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	729,695	519,029	308,150
United States | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	364,070	255,495	148,291
EMEA | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	157,134	111,854	67,121
United Kingdom | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	73,236	50,625	30,171
Rest of the world | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	$ 135,255	$ 101,055	$ 62,567